ING VP INDEX PLUS LARGECAP PORTFOLIO
                  ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO

                   SUPPLEMENT DATED MAY 1, 2003 TO THE CLASS R
                           ING VARIABLE PRODUCT FUNDS
                          PROSPECTUS DATED MAY 1, 2003

(1) For ING VP Index Plus LargeCap Portfolio, the data following the "Year by Year Total Returns" bar chart under "Best and worst quarterly performance during this period:" on page 13 of the Prospectus is deleted in its entirety and replaced with the following:

                            4th quarter 1998: 22.83%
                            3rd quarter 2002: -17.26%

(2) For ING VP Strategic Allocation Income Portfolio, the "Average Annual Total Returns" table appearing on page 33 of the Prospectus is deleted in its entirety and replaced with the following:

                          AVERAGE ANNUAL TOTAL RETURNS
                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance- the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Strategic Allocation Income Composite.

                                                                                            10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(1)
                                                                   ------   -------   ---------------------
Class R Return                                                %     -4.34     2.31            6.36
LBAB Index (reflects no deduction for fees or expenses) (2)   %     10.25     7.55            7.65(3)
Strategic Allocation Income Composite (reflects               %     -2.28     4.75            7.85(3)
  no deduction for fees or expenses) (4)

----------
(1)  Class R commenced operations on July 5, 1995
(2) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.
(3)  The Index return is for the period beginning July 1, 1995.
(4) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                  ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO

                   SUPPLEMENT DATED MAY 1, 2003 TO THE CLASS S
                           ING VARIABLE PRODUCT FUNDS
                          PROSPECTUS DATED MAY 1, 2003

1. For ING VP Strategic Allocation Income Portfolio, the "Average Annual Total Returns" table appearing on page 33 of the Prospectus is deleted in its entirety and replaced with the following:

                        AVERAGE ANNUAL TOTAL RETURNS (1)
                    (FOR THE PERIODS ENDED DECEMBER 31, 2002)

The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to those of broad measures of market performance- the Lehman Brothers Aggregate Bond Index (LBAB Index) and the Strategic Allocation Income Composite.

                                                                                           10 YEARS
                                                                   1 YEAR   5 YEARS   (OR LIFE OF CLASS)(2)
                                                                   ------   -------   ---------------------
Class R Return                                                %     -4.34     2.31            6.36
LBAB Index (reflects no deduction for fees or expenses) (3)   %     10.25     7.55            7.65(4)
Strategic Allocation Income Composite (reflects               %     -2.28     4.75            7.85(4)
  no deduction for fees or expenses) (5)

----------
(1) This table shows performance of the Class R shares of the Portfolio because Class S shares had not commenced operation as of the date of this Prospectus. See footnote (2) to the bar chart above.

(2)  Class R commenced operations on July 5, 1995

(3) The LBAB Index is a widely recognized, unmanaged index of publicly issued fixed rate U.S. Government, investment grade, mortgage-backed and corporate debt securities.

(4)  The Index return is for the period beginning July 1, 1995.

(5) The Strategic Allocation Income Composite is comprised of the asset class indices that correspond to the particular asset classes in which the Portfolio invests and their benchmark weightings. From time to time, adjustments have been made in the asset classes and/or weightings applicable to the Portfolio, and corresponding adjustments have been made to the composite. Prior to March 1, 2000, the benchmark weightings for the Portfolio and the composite were 10% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 10% in real estate stocks, 40% in U.S. dollar bonds, 10% in international bonds and 10% in money market instruments. The composite for the period March 1, 2000 through September 30, 2002 reflects benchmark weightings of 15% in large capitalization stocks, 10% in small-/mid-capitalization stocks, 10% in international stocks, 5% in real estate stocks, 45% in U.S. dollar bonds, 5% in international bonds and 10% in money market instruments. Effective October 1, 2002, a single category of domestic stocks replaced the group of categories of large cap stocks, small-/mid-cap stocks, and real estate stocks, and the category of international bonds was removed.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE